Leases - Schedule of Right-Of-Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Right-of-use assets:
Total right-of-use assets	$ 1,294	$ 1,379
Lease liabilities:
Total lease liabilities	$ 1,242